As filed with the Securities and Exchange Commission on September 6, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10261

Pearl Mutual Funds
(Exact name of registrant as specified in charter)

2610 Park Avenue
P.O. Box 209
Muscatine, Iowa  52761
(Address of principal executive offices)

With Copies to:
Richard R. Phillips	Eric S. Purple
2610 Park Avenue	K& L Gates LLP
P. O. Box 209	1601 K Street, NW
Muscatine, Iowa 52761	Washington, DC 20006

(Name and address of agent for service)

Registrant's telephone number, including area code: (563) 288-2773

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. Report to Shareholders.

PEARL MUTUAL FUNDS

PEARL TOTAL RETURN FUND – PFTRX
PEARL AGGRESSIVE GROWTH FUND – PFAGX

SEMI-ANNUAL REPORT

JUNE 30, 2011

www.pearlfunds.com

PEARL® FUNDS

2610 Park Avenue PO Box 209 Muscatine IA 52761
866-747-9030 (toll-free) or 563-288-2773
Fax: 563-288-4101
E-mail: info@pearlfunds.com

PEARL MUTUAL FUNDS

PFTRX — Pearl Total Return Fund                                                                PFAGX — Pearl Aggressive Growth Fund

2011 Semi-Annual Report

Page

News for Pearl Shareholders	1

Performance Review	2 - 3

Investment Strategy	3 - 5

Investment Management Team	5

Pearl Total Return Fund Overview	6 - 7

Pearl Aggressive Growth Fund Overview	8 - 9

Understanding Your Expenses	10 - 11

General Information	11 - 13

Pearl Total Return Fund Financial Statements	14 - 16

Pearl Total Return Fund Financial Highlights	17

Pearl Aggressive Growth Fund Financial Statements	18 - 20

Pearl Aggressive Growth Fund Financial Highlights	21

Notes to Financial Statements	22 - 24

IRA Contribution Limits for 2011
(IRA – Individual Retirement Account, all types)

●  You may contribute $5,000 to your IRA in 2011.
●  The 2011 limit is $6,000 if you are age 50 or over.
     The extra $1,000 is called a catch-up contribution.
●  These limits apply to both Roth and Traditional IRAs.
       IRA contribution limits may be different in future years.

More Good News:

●  You can use Pearl Funds (either or both) for all types of IRAs and IRA rollovers.
●  No maintenance fee for your Pearl IRA – or for any Pearl Funds Account.

®

E-mail: info@pearlfunds.com	866-747-9030 (Toll-Free)	563-288-2773	Fax: 563-288-4101	www.pearlfunds.com

August 18, 2011
Chairman of the Board
Dr. James P. Stein

President
Richard R. Phillips

Senior Counsel
David M. Stanley

Vice President
Christopher S. Ingstad

Investment Manager
Robert H. Solt

Portfolio Management Associate
Karen M. Brookhart

Compliance Associate
Peggy A. Cherrier

Controller
Renata R. LaMar

Chief Compliance Officer
Anthony J. Toohill

Board of Trustees
John W. Axel
Douglas B. Coder
Dr. David N. DeJong
David L. Evans
Robert H. Solt
David M. Stanley
Dr. James P. Stein
News for Pearl Shareholders:
●

UPDATE:  At August 18, 2011, Pearl Total Return Fund was down 10.45% year-to-date.  Pearl Aggressive Growth Fund was down 18.32% year-to-date.  This reflects the volatile, unsettled stock markets in July and August.

●	Pearl Total Return Fund was up 2.96% in the 6 months ended June 30, 2011. See Pages 6-7. Pearl Aggressive Growth Fund was up 0.70% in the 6 months ended June 30, 2011. See pages 8-9.

●
During the 5 years through June 30, 2011, Pearl Total Return Fund was up 12.28%; Pearl Aggressive Growth Fund was up 21.51%; and the 3 comparison indexes were up 15.74% on average:  Dow Jones Wilshire 5000 up 19.69%, MSCI World up 11.93%, and S&P 500 up 15.59% (not annualized).

●
During the 10 years through June 30, 2011, Pearl Total Return Fund was up 88.45%; Pearl Aggressive Growth Fund was up 124.13%; and the 3 comparison indexes were up 41.57% on average:  Dow Jones Wilshire 5000 up 46.04%, MSCI World up 47.88%, and S&P 500 up 30.78% (not annualized).

●	Pearl Total Return Fund outperformed all 3 comparison indexes for the 10 years through June 30, 2011.

●	Pearl Aggressive Growth Fund outperformed all 3 comparison indexes for the 5 years and 10 years through June 30, 2011.

●	All Pearl performance figures are net ― after deducting all expenses of each Fund and all expenses of all the mutual funds in its portfolio.

●
Both Pearl Funds are no-load:  no sales charge, commission, or redemption fee (except each Fund receives a 2% fee on redemption of shares owned for 30 days or less).  Also, both Funds are no-load investors; they make all their investments with no transaction costs.  See page 3.

Please consider all of the Prospectus and this report.  Figures above are not annualized.  Past performance does not guarantee future results.

Thank you for your confidence in Pearl Mutual Funds.  www.pearlfunds.com has more information.  Please call, e-mail, or write to us.  We are here to help you.

Sincerely,

Your Investment Management Team:

Richard R. Phillips	David M. Stanley	Robert H. Solt

Pearl Mutual Funds

Performance Review as of June 30, 2011

First Half 2011 Performance.   Total Returns of Pearl Total Return Fund, Pearl Aggressive Growth Fund, and the Funds’ Comparison Indexes:*

For the 6 months ended June 30, 2011:
* All total returns include dividends reinvested.  Pearl Funds’ total returns are net ― after deduction of all expenses of the Fund and all expenses of all the mutual funds in the Fund’s portfolio.  In contrast, the total returns of indexes do not reflect any deduction of expenses (fees, transaction costs, etc.)  Pearl Funds’ total returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends or on redemption of Fund shares.  Likewise, the total returns of indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.  See page 13 for a description of each index.

Pearl Total Return Fund	+ 2.96%
Pearl Aggressive Growth Fund	+ 0.70%
Dow Jones Wilshire 5000	+ 5.90%
MSCI World Index	+ 5.29%
Standard & Poor’s 500 Index	+ 6.02%

2011 Performance Factors.  We believe Pearl Total Return Fund’s and Pearl Aggressive Growth Fund’s comparative performance and total return during the first 6 months of 2011 were affected by many factors, including each Fund’s investment strategy and decisions by the Funds’ Manager, Pearl Management Company.  These factors include:

●	U.S. and global stock markets had moderate gains during the first half of 2011. Most stock markets had positive returns through April and then lost part of their gains in May and June.

●
During the first half of 2011:  U.S. value-style stocks and U.S. growth-style stocks performed nearly equally.  Morningstar’s U.S. Value Index was up 6.86% while its U.S. Growth Index was up 6.49%.  U.S. mid-capitalization stocks (up 9.01%) outperformed small-cap stocks (up 7.62%) and large-cap stocks (up 5.76%).  Overall, foreign stocks underperformed U.S. stocks.  Foreign large-cap stocks generally outperformed foreign small-to-mid-cap stocks.  Foreign value-style stocks outperformed foreign growth-style stocks.  We believe these combined trends hindered both Pearl Total Return Fund and Pearl Aggressive Growth Fund, as both were slowed by foreign underperformance.

●
During the first half of 2011:  Pearl Total Return Fund invested globally through mutual funds holding U.S. or foreign securities or both.  A majority of this Fund’s investments were in mutual funds we believed to be relatively conservative and with below-average risk records.  This Fund’s indirect investments (through the mutual funds in its portfolio; see page 4) had a slight emphasis on growth-style stocks plus large positions in value-style and blend-style stocks.  This Fund emphasized exposure to U.S. stocks and small-cap and mid-cap stocks.  Pearl Total Return Fund was 75% to 96% invested in equity mutual funds during the first half of 2011.  This Fund usually invests 80% or more of its net assets in equity funds.  The Fund held one high-quality bond fund, plus cash positions in money market funds.  The Fund also had indirect investments (through its portfolio funds) in bonds and cash.  We believe Pearl Total Return Fund’s partial defensive position (see pages 3-5) was helpful when stock markets declined but reduced the Fund’s performance when markets rose.  Overall, we believe this partial defensive position decreased risk without significantly slowing performance.  We believe the Fund’s performance was helped by its emphasis on U.S. mutual funds but was slowed by its holdings of foreign funds.  See pages 6-7.

●
During the first half of 2011:  Pearl Aggressive Growth Fund invested globally through mutual funds holding U.S. or foreign securities or both.  This Fund’s indirect investments (through the mutual funds in its portfolio; see page 4) provided more exposure to foreign stocks and emerging markets than Pearl Total Return Fund.  Pearl Aggressive Growth Fund had nearly equal exposure to value-style and growth-style stocks plus large positions in blend-style stocks.  This Fund had nearly equal exposure to small-cap, mid-cap, and large-cap stocks. Pearl Aggressive Growth Fund’s investments tended to be more volatile than Pearl Total Return Fund’s investments. We believe this additional risk and Pearl Aggressive Growth Fund’s fully-invested position helped its performance during rising market periods and reduced its performance during declining market periods. As its investment strategy requires, this Fund is always fully invested (95% or more) in equity mutual funds. We believe this Fund’s performance was reduced by its large indirect investments in foreign stock markets and by its holdings of some portfolio funds which helped 2010 performance but lagged in the first half of 2011. See pages 8-9.

●
Both Pearl Funds made no-load purchases of mutual funds that would require many individual investors to pay a sales charge.  We believe this reduced the cost of investing, and thus helped both Funds’ performance.  See “Access to Many Funds” on page 4.

●
Both Pearl Funds did not pay any transaction costs – no commission, sales charge, or redemption fee.  Both Funds made all their investments on a no-load basis.  See “No-Load Investing” below.  This helped both Funds control costs and helped their performance.

●
Pearl Management Company, the Funds’ Manager, continues to research, analyze, and evaluate data on many mutual funds, categories of funds, and global stock markets.  We believe this work helps our allocation decisions and selection of mutual funds.

●
All Trustees, Officers, and employees of Pearl Funds and Pearl Management Company are Pearl Funds shareholders.  This group, plus Pearl Management Company and its shareholders, owned more than $8.2 million of Pearl Funds shares at June 30, 2011.  We believe this large investment gives all Pearl decision-makers and managers a shared interest with all our shareholders ― and a strong incentive to work for the Funds’ performance.

Investment Strategy

Pearl Total Return Fund is a diversified fund of funds that seeks long-term total return by being primarily invested (80% or more of net assets) in equity mutual funds, except when Management believes a lower percentage is justified by high risks affecting stock markets.  This Fund seeks to limit shareholders’ risk by usually holding a modest defensive position and by selecting some mutual funds that have had relatively low volatility in the past.

Pearl Aggressive Growth Fund is a diversified fund of funds that seeks long-term aggressive growth of capital by being fully invested (95% or more) in equity mutual funds at all times.  This Fund almost never takes a temporary defensive position, although it has the ability to do so if Management determines that extreme circumstances exist.

"Equity mutual funds” means funds whose objective is growth or capital appreciation, including funds that invest in U.S. or foreign securities or both.

Long-Term Investing, Not Trading.  Both Pearl Funds are long-term investors, not short-term traders.  Your Investment Management Team is always ready to change investments when we believe this is in our shareholders’ interest, but we work to avoid excessive portfolio turnover.

The Funds’ portfolio turnover (annualized rate) during the first half of 2011 was 58% for Pearl Total Return Fund and 82% for Pearl Aggressive Growth Fund.

No-Load Investing.  No Transaction Costs. Each Pearl Fund is a no-load investor, seeking to prevent all transaction costs for you and all our shareholders.  When either Pearl Fund invests in a load fund, the purchase is large enough to receive a 100% waiver of the sales load, so the Fund buys without paying any load.  Each Fund is authorized to pay a low sales load or redemption fee (not exceeding 2%, combined), but we work hard to avoid this.  The Funds do not impose any distribution fee (12b-1 fee).  Some mutual funds in which the Funds may invest may impose a 12b-1 fee.

Both Funds seek to avoid paying any transaction costs ― no sales charges, no commissions, no redemption fees ― and both Funds again paid no transaction costs to date in 2011.

Pearl Total Return Fund has not paid any sales charge, commission, or redemption fee since 1998.  All of its investments in the years 1999 through 2011 to date were made on a no-load basis.

Pearl Aggressive Growth Fund has never paid any sales charge, commission, or redemption fee.  All of its investments to date were made on a no-load basis.

Access to Many Funds.  Both Funds’ investments in most mutual funds have been consistently large enough to take advantage of 100% sales load waivers on large purchases.  Thus, both Pearl Funds are able to select their investments from a very wide range of funds, without paying any sales load ― even though many of those funds would require most individual investors to pay a sales load.

Investments.  At June 30, 2011, 77.2% of Pearl Total Return Fund’s total assets were invested in a diversified group of equity mutual funds, 4.8% in a high-quality bond fund, and 18.0% in cash.  Nearly all of the cash was held in money market mutual funds.

At June 30, 2011, 98.6% of Pearl Aggressive Growth Fund’s total assets were invested in a diversified group of equity mutual funds, and 1.4% in cash (mostly in money market mutual funds).

A more precise way to measure each Fund’s asset allocation is its investment portfolio assets breakdown, which counts each Fund’s indirect investments through the mutual funds held in its portfolio, using recent information on the portfolio assets of those mutual funds (obtained from Morningstar, Inc., an independent source).  Based on the Funds’ portfolio holdings at June 30, 2011, each Fund’s investment portfolio assets breakdown was:

		Total Return Fund		Aggressive Growth Fund
	(as a percentage of total assets, rounded to nearest single decimal place)

Total Stocks			72.4%		94.5%
	U.S. Stocks	53.5%		63.1%
	Foreign Stocks	18.9%		31.4%
Bonds			5.8%		0.0%
Cash			20.1%		4.6%
Other			1.7%		0.9%
Total			100%		100%

For example, Pearl Total Return Fund directly held 18% of total assets in cash, but it held 20.1% in cash when the varying amounts of cash held by the mutual funds in this Fund's portfolio were added.

Each Fund’s asset allocation varies when the Fund changes its investments in mutual funds and when those funds change their investments.

Top 5 Mutual Fund Portfolio Holdings at June 30, 2011 (as a percentage of total net assets):
Pearl Total Return Fund:		Pearl Aggressive Growth Fund:
Wells Fargo Advantage Growth Fund Institutional Class	12.68%	Fidelity Leveraged Company Stock Fund	17.05%
Dreyfus Opportunistic Small Cap Fund	10.62%	Hotchkis and Wiley Small Cap Value Fund Class I	15.87%
Weitz Partners III Opportunity Fund	10.62%	Morgan Stanley Instl. Fund Trust Mid Cap Growth Portf.	11.07%
Marshall Small Cap Growth Fund Class I	9.50%	Parnassus Small Cap Fund	10.65%
Cambiar Small Cap Fund Institutional Class	9.22%	U.S. Global Investors Funds Eastern European Fund	10.14%

Investments of both Funds at June 30, 2011 are listed in the financial statements at pages 14 and 18.  Each Fund’s most recent month-end portfolio holdings are listed at www.pearlfunds.com.

Portfolio holdings are subject to change at any time without notice, and some changes have been made since June 30, 2011.  Each Fund’s portfolio holdings will be at least slightly different, and may be significantly different, by the time you read this report.

Current Investment Outlook.  We must evaluate many positive and negative factors that may affect U.S. and global stock markets.  This outlook is written on August 18, 2011 and states our current views and positions, which are subject to change without notice:

We believe positive stock market factors now include relatively low stock valuations; the willingness of governments and central banks to take recovery action; global low interest rates; large amounts of cash on the sidelines, potentially available for investment; and volatility (though high) still far below 2008 highs.

We believe stock market risks are high, including high U.S. federal spending, deficits, debt, and unfunded entitlements; effects of US government expansion; risks of renewed U.S. and global recession; business fears and uncertainty about government policies, taxes, and regulation; credit problems continuing (U.S. and global); failure of U.S. and foreign bailouts and other efforts to improve credit markets; debt problems in Europe; massive U.S. and global wealth destruction; U.S. and global consumer and business retrenchment in response to those problems; U.S. current accounts deficit; inflation pressures in emerging economies; potential U.S. hyperinflation (a future risk, but markets may anticipate it); Mid-East instability and impact on oil supply and price; and vulnerability to shocks.

We believe total U.S. stock market risks remain high.  However, we believe the U.S. reward/risk ratio is negative near-term (1-3 mo.), slightly positive intermediate-term (4-12 mo), and slightly positive long-term (1-2 yrs).  We believe foreign stock market risks are also high, especially near-term risks in Europe and many emerging markets.  We believe foreign reward/risk ratios are similar to the US near-term, but better than for the U.S. intermediate-term (for selected foreign markets) and long-term. As always, foreign markets may have risks and opportunities different from the U.S.

Weighing these factors, Pearl Total Return Fund has further reduced its investment in equity mutual funds to about 67% of net assets at August 18, 2011.  This Fund now has more than a 2-to-1 ratio of indirect investments in U.S. stocks compared with foreign stocks (as measured through this Fund’s portfolio of mutual funds).

Pearl Aggressive Growth Fund continues to be fully invested (95% or more; now about 97%) in equity mutual funds.  In comparison with Total Return Fund, Aggressive Growth Fund’s portfolio as a whole is more volatile and holds more foreign and emerging markets funds.

Both Pearl Funds hold a broad, diversified mixture of equity funds that hold small-cap, mid-cap, and large-cap stocks, with emphasis on small-cap and mid-cap.  Both Funds have a growth-style emphasis plus large exposure to value-style and blend-style stocks.

At August 18, 2011 Pearl Total Return Fund was down 10.45% and Pearl Aggressive Growth Fund was down 18.32% year-to-date.

Investment Management Team

Pearl Mutual Funds’ Manager is Pearl Management Company.  The Manager’s Investment Committee manages each Fund’s portfolio.  The Investment Committee consists of Richard R. Phillips, President and Chief Executive Officer; David M. Stanley, Senior Counsel; and Robert H. Solt, Investment Manager.  Other Staff persons also provide research and analysis.  For more information on the entire Staff, go to www.pearlfunds.com and click on Management and Real, Live People.

Did you know? Current performance, daily prices (net asset value), and recent portfolio holdings of both Pearl Funds are available at www.pearlfunds.com.

Pearl Total Return Fund

Pearl Total Return Fund's 10-Year Performance Record is summarized in this graph:
Comparison of change in value of $10,000 investment in
Pearl Total Return Fund and its comparison indexes *
(as of June 30 each year — with dividends reinvested)

* The Fund’s total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on Fund dividends or on redemption of Fund shares.  Likewise, the total returns of indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.
* All Pearl Funds total returns are net, after deducting all expenses (all fees, transaction costs, etc.) ― including all expenses of the Fund and all expenses of all the mutual funds in the Fund’s portfolio.  In contrast, the total returns of indexes do not reflect any deduction of expenses.

●
Through June 30, 2011, the value of an investment in Pearl Total Return Fund grew 12.28% during the last 5 years and grew 88.45% over the last 10 years (not annualized).  The Fund outperformed all 3 comparison indexes during those 10 years.

Performance of Pearl Total Return Fund and Comparison Indexes through June 30, 2011:

Average Annual Total Returns for periods ended June 30, 2011 with dividends reinvested:	1 year	3 years	5 years	10 years
Pearl Total Return Fund	+ 23.90%	+ 0.32%	+ 2.34%	+ 6.54%
Dow Jones Wilshire 5000 Index	+ 32.26%	+ 4.33%	+ 3.66%	+ 3.86%
MSCI World Index	+ 30.51%	+ 0.47%	+ 2.28%	+ 3.99%
Standard & Poor’s 500 Index	+ 30.69%	+ 3.34%	+ 2.94%	+ 2.72%

*See pages 10-13 for information on expenses.  See page 13 for a description of each index.  Past performance does not predict future performance.

Did you know? Your Pearl Investment Management Team — Rich Phillips, Dave Stanley, and Rob Solt— together have over 54 years of experience in mutual funds investment management.

Pearl Total Return Fund

Performance Summary.  Past performance does not predict future performance.

●	Pearl Total Return Fund had a + 23.90% total return for the year ended June 30, 2011.

●
During the 5 years through June 30, 2011, Pearl Total Return Fund was up 12.28% while the 3 comparison indexes were up 15.74% on average (not annualized).  During that period the Fund outperformed the MSCI World Index (up 11.93%) and underperformed the Dow Jones Wilshire 5000 (up 19.69%) and S&P 500 (up 15.59%) (not annualized).

●
During the 10 years through June 30, 2011, Pearl Total Return Fund was up 88.45% while the 3 comparison indexes were up 41.57% on average (not annualized).  The Fund outperformed all 3 comparison indexes during that period: Dow Jones Wilshire 5000 up 46.04%, MSCI World up 47.88%, and S&P 500 up 30.78% (not annualized).

●
Your Fund outperformed all 3 comparison indexes during the last 10 years ended June 30, 2011.  We believe this outperformance is significant because (a) it was achieved during both rising and falling stock markets, and (b) usually less than 80% of Pearl Total Return Fund’s total assets were invested in stocks, as measured by the holdings of the mutual funds in the Fund’s portfolio.  The 3 comparison indexes always consist of 100% stocks.

●
Your Fund’s annual total return was + 14.69% in 2010, + 26.05% in 2009, - 38.67% in 2008,      + 10.37% in 2007, + 20.67% in 2006, + 11.55% in 2005, + 16.83% in 2004, + 35.73% in 2003,   - 10.75% in 2002, and + 3.13% in 2001.

●
All Pearl Funds performance figures are after deduction of all expenses (all fees, transaction costs, etc.) — including all expenses of your Fund and all expenses of all the mutual funds in its portfolio.  In contrast, the total returns of indexes do not reflect any expenses.

Net Asset Value and Net Assets of Pearl Total Return Fund at June 30, 2011:

NAV (net asset value) per share:	$11.82 — up from $11.48 at Dec. 31, 2010

Net Assets:	$82,709,594 — down from $84,131,609 at Dec. 31, 2010

Did you know?

Because of their large purchases, Pearl Funds are often able to purchase
Institutional class or “I” class shares of mutual funds.
Those special classes usually have lower expense ratios
than the share classes most investors would be able to purchase on their own.

Portfolio holdings of both Pearl Funds are posted on our Website each month:
www.pearlfunds.com/pearl_total_holdings.htm
www.pearlfunds.com/pearl_aggressive_holdings.htm

Pearl Aggressive Growth Fund

Pearl Aggressive Growth Fund's Performance Record for the 10 years since its inception (July 2, 2001) is summarized in this graph:
Comparison of change in value of $10,000 investment in
Pearl Aggressive Growth Fund and its comparison indexes *
(as of June 30 each year — with dividends reinvested)

* The Fund’s total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on Fund dividends or on redemption of Fund shares.  Likewise, the total returns of indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.
* All Pearl Funds total returns are net, after deducting all expenses (all fees, transaction costs, etc.) — including all expenses of the Fund and all expenses of all the mutual funds in the Fund’s portfolio.  In contrast, the total returns of indexes do not reflect any deduction of expenses.

●
Through June 30, 2011, the value of an investment in Pearl Aggressive Growth Fund grew 21.51% during the last 5 years and grew 124.13% during the last 10 years from this Fund’s inception (July 2, 2001) (not annualized).  The Fund outperformed all 3 comparison indexes during the 5 years and 10 years ended June 30, 2011.

Performance of Pearl Aggressive Growth Fund and Comparison Indexes through June 30, 2011:

Average Annual Total Returns for periods ended June 30, 2011 with dividends reinvested:	1 year	3 years	5 years	10 years
Pearl Aggressive Growth Fund	+ 27.16%	- 0.32%	+ 3.97%	+ 8.41%
Dow Jones Wilshire 5000 Index	+ 32.26%	+ 4.33%	+ 3.66%	+ 3.86%
MSCI World Index	+ 30.51%	+ 0.47%	+ 2.28%	+ 3.99%
Standard & Poor’s 500 Index	+ 30.69%	+ 3.34%	+ 2.94%	+ 2.72%

* See pages 10-13 for information on expenses.  See page 13 for a description of each index.  Past performance does not predict future performance.

Pearl Aggressive Growth Fund

Performance Summary.  Past performance does not predict future performance.

●	Pearl Aggressive Growth Fund had a + 27.16% total return for the year ended June 30, 2011.

●
During the 5 years through June 30, 2011, Pearl Aggressive Growth Fund was up 21.51% while the 3 comparison indexes were up 15.78% on average (not annualized).  The Fund outperformed all 3 comparison indexes during that period: Dow Jones Wilshire 5000 up 19.69%, MSCI World up 11.93%, and S&P 500 up 15.59% (not annualized).

●
During the 10 years through June 30, 2011, Pearl Aggressive Growth Fund was up 124.13% while the 3 comparison indexes were up 41.57% on average (not annualized).  The Fund outperformed all 3 comparison indexes during that period: Dow Jones Wilshire 5000 up 46.04%, MSCI World up 47.88%, and S&P 500 up 30.78% (not annualized).

●
Pearl Aggressive Growth Fund outperformed the Standard & Poor’s 500 Index for each year,  of the 7 years from this Fund’s inception (July 2, 2001) through 2007; underperformed it in 2008; and again outperformed it during 2009 and 2010.

●
Your Fund outperformed all 3 comparison indexes during the 5 and 10 years through June 30.  We believe this outperformance is significant because (a) it was achieved during both rising and falling stock markets, and (b) usually less than 95% of this Fund’s total assets were invested in stocks, as measured by the holdings of the mutual funds in the Fund’s portfolio.  The 3 comparison indexes always consist of 100% stocks.  See page 4.

●
Your Fund’s annual total return was + 18.71% in 2010, + 54.34% in 2009, - 52.83% in 2008,     + 19.11% in 2007, + 22.10% in 2006, + 18.01% in 2005, + 17.60% in 2004, + 53.36% in 2003,      - 17.27% in 2002, and + 0.60% in the last 6 months of 2001.

●
All Pearl Funds performance figures are after deduction of all expenses (all fees, transaction costs, etc.) — including all expenses of your Fund and all expenses of all the mutual funds in its portfolio.  In contrast, the total returns of indexes do not reflect any expenses.

Net Asset Value and Net Assets of Pearl Aggressive Growth Fund at June 30, 2011:

NAV (net asset value) per share:	$12.97 — up from $12.88 at Dec. 31, 2010

Net Assets:	$45,911,224 — down from $45,989,019 at Dec. 31, 2010

Did you know?
We are shareholders too!
All our Trustees, Officers, and employees, plus our Manager and all its shareholders, are Pearl Funds shareholders.
Together we own more than $8.2 million of Pearl Funds shares at June 30, 2011.

We eat our own cooking!
When your Pearl Funds investment goes up or down, so does ours!

Understanding Your Expenses

Pearl Total Return Fund and Pearl Aggressive Growth Fund, June 30, 2011

As a mutual fund shareholder, you may incur two types of costs.  There may be transaction costs, which generally include sales charges (loads) on purchases and may include redemption or exchange fees.  Both Pearl Funds have no load, sales charge, exchange fee, or redemption fee ― except that to help protect long-term shareholders and discourage frequent trading of Fund shares, a 2% redemption fee is charged if a shareholder sells shares owned for 30 days or less.  There are also continuing costs, which generally include investment advisory fees and other fund expenses, and may include Rule 12b-1 distribution fees.  Both Pearl Funds do not impose any 12b-1 fee.  Some of the mutual funds in which Pearl Funds invest may impose 12b-1 fees.  The information on these two pages is intended to help you understand your ongoing costs of investing in Pearl Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses.  To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each Pearl Fund during the reporting period.  The information in the table below is based on an initial investment of $1,000, which is invested at the beginning of the 6-months reporting period and held for the entire period.  Expense information is calculated two ways; each method provides you with different information.  The amount in the "actual" column is calculated using each Pearl Fund’s actual operating expenses and total return.  The amount in the "hypothetical" column assumes that the return each year is 5% before expenses, and uses the Fund's actual expense ratio.  You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with Other Funds" for details on using the hypothetical data.

Estimating Your Actual Expenses.  To estimate the expenses that you paid over the 6-months period, first you will need your account balance at the end of the period. Check your Shareholder Account Statement for this information.

1.  Divide your ending account balance by $1,000.  For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the "Expenses paid during the period" section of the table, locate the amount for your Fund.  You will find this number in the "Actual" column.  Multiply this number by the result from step 1.
Your answer is an estimate of the expenses you paid on your account during the period.

Compare with Other Funds.  Since all mutual funds are required to include the same hypothetical calculations of expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in each Pearl Fund with other funds.  To do so, compare the 5% hypothetical example with the 5% hypothetical examples of other funds.  As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight only the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees, which may be incurred by shareholders of other funds.

Pearl Funds are No-load.  It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in your Fund.  As a Pearl Funds shareholder, you do not incur any transaction costs, such as sales charges, exchange fees, or redemption fees (except a 2% redemption fee if you sell shares owned for 30 days or less). The hypothetical example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning other mutual funds whose shareholders may incur transaction costs.

January 1, 2011 through June 30, 2011 (6 months):
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Pearl Total Return Fund	1,000.00	1,000.00	1,029.62	1,025.00	6.04	6.03	1.20%
Pearl Aggressive Growth Fund	1,000.00	1,000.00	1,006.99	1,025.00	5.97	6.03	1.20%

Expenses paid during the period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Each Pearl Fund is a Fund of Funds. This should be kept in mind when comparing with other funds.  Both Pearl Funds invested substantially all of their assets in other mutual funds throughout the reporting period.  Thus, in addition to the Pearl Funds’ expenses shown in the table above, Pearl Funds shareholders also indirectly paid a proportional share of the expenses of the portfolio mutual funds in which the Pearl Funds were invested.  However, there were no transaction costs for Pearl Funds’ investments in other mutual funds.  Each Pearl Fund did not pay any transaction cost, such as sales charges or redemption or exchange fees, during the reporting period.  Also, all Pearl Funds performance and total return figures are net ― after deduction of all expenses of each Pearl Fund and all expenses of all the mutual funds in its portfolio.

General Information

This report is provided for the shareholders of Pearl Mutual Funds.  This report is not an offer of or a solicitation of an offer to buy either Fund, nor shall either Fund be offered or sold to any person, in any jurisdiction in which the offer, solicitation, purchase, or sale would be unlawful under its securities laws. The Funds are offered only to residents of the United States.  This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.  Before investing, an investor should read the Prospectus and carefully consider a Fund’s objectives, risks, charges, and expenses.  To obtain a Prospectus containing this and other information, please visit our Website at www.pearlfunds.com or call toll-free 866-747-9030.

Pearl Funds shares are available to residents of 42 states and the District of Columbia.  Please go to www.pearlfunds.com or call toll-free 866-747-9030 to determine whether Pearl Funds shares are available in your state.

We Invite and Welcome Your Calls.  A real, live person will talk with you, promptly.  He or she will be one of our Officers or key Staff persons.  You will get a straight answer.  If we don’t know the answer, we will find it and get back to you quickly.  Toll-free 866-747-9030.

If we break this promise, tell us and you will receive our personal apology.

We Also Invite You to E-mail, Fax, or Write to Us:
E-mail:  info@pearlfunds.com
Fax:  563-288-4101
Write to:  Pearl Mutual Funds, 2610 Park Avenue, PO Box 209, Muscatine, IA 52761

You May Send a Message to the Funds’ Board of Trustees on Any Subject.  Send your message to the Pearl office, addressed to the Board of Trustees.  We will promptly send it to all of the Trustees.

Communications Invited on Accounting and Auditing.  Any person may communicate, confidentially and anonymously, any concerns regarding accounting or auditing matters to David L. Evans, Chairman of the Audit Committee of the Board of Trustees, by either of these two means:
1.  Mail to 32500 El Diente Court, Evergreen, CO 80439 (preferred method)
2.  Telephone to 303-679-9689

Performance is historical and does not guarantee future results.  Investment return and principal value of an investment in each Pearl Fund will fluctuate, so an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost.  Performance changes over time and may be materially different by the time you read this report.  For recent information on performance, prices, and portfolio holdings, go to www.pearlfunds.com or call toll-free 866-747-9030.

All investments involve risk.  Even though Pearl Total Return Fund and Pearl Aggressive Growth Fund each invest in many mutual funds, that investment strategy cannot eliminate risk.

Many factors affect risks of mutual funds that invest in various kinds of stocks.  For example:

Stocks of small and mid-sized companies may be more volatile or less liquid than stocks of larger companies.  Smaller companies may have a shorter history of operations, may not have the ability to raise capital as easily as large companies, and may have a less diversified product line, making them more susceptible to market pressure.

Value stocks include stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued.  Growth stocks are stocks of companies believed to have above-average potential for growth of revenue and earnings.  Prices of growth stocks may be more sensitive to changes in current or expected earnings than prices of other stocks.  Growth stocks may not perform as well as value stocks or the stock market in general.

Investments in foreign securities involve risks, including currency fluctuation, different regulation, accounting standards, trading practices, levels of available information, generally higher transaction costs, and political risks.  The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets.  For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability.  These countries are also more likely to experience high levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

For more detailed information on the risks of investing in the Funds, please read the Prospectus, available at www.pearlfunds.com or by calling toll-free 866-747-9030.

Total return means total growth of the investment, with all dividends (including capital gains dividends) reinvested.

Expenses.  Each Pearl Fund is a fund of funds which bears its allocable share of the expenses of the mutual funds in which it invests.  Each Fund is thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests directly in stocks or other financial instruments.  However, all Pearl Funds performance and total return figures are net, after deducting all expenses (all fees, transaction costs, etc.) ― including all expenses of all the mutual funds in your Fund’s portfolio.

For the year 2010, each Fund’s total annual fund operating expenses, including the Fund’s share of all expenses of all the mutual funds in its portfolio, were:  Pearl Total Return Fund 2.20%, which was reduced to 2.19% by the Manager’s reimbursement due to the Limit on Expenses; and Pearl Aggressive Growth Fund 2.44%, reduced to 2.39% by the Manager’s reimbursement.  However, all

Pearl Funds performance and total return figures are net, after deducting all expenses (all fees, transaction costs, etc.) – including all expenses of all the mutual funds in your Fund’s portfolio.

Limit on Expenses.  Pearl Management Company, the Funds’ Manager, has contractually agreed to reimburse each Pearl Fund for all ordinary operating expenses (including all management, advisory, and administrative fees) exceeding 1.20% of a Fund's average net assets.  When the Manager has reimbursed a Fund for expenses in excess of this limit, the Manager may recover the reimbursed amounts, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limit.  The Manager may continue to recover amounts reimbursed under the Funds’ previous contractual expense limit, but only to the extent this can be done without exceeding the previous expense limit.  The expense limit applies to each Fund’s direct ordinary operating expenses and does not apply to the indirect expenses incurred by a Fund through its investment in the mutual funds in its portfolio.  The expense limit does not have an expiration date, and will continue unless a change is approved by the Funds’ Board of Trustees.

The Manager's reimbursement of expenses that exceed the expense limit lowers the expense ratio and increases the overall return to investors.

Disclosure of Portfolio Holdings.  Pearl Funds’ most recent month-end portfolio holdings are disclosed to the public at www.pearlfunds.com.  The Funds also file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on Form N-Q, and for the half-year and full year on Form N-CSR.  The Forms N-Q and N-CSR are available on the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Votes by the Funds.  A description of each Fund’s proxy voting policies and procedures and a record of each Fund’s proxy votes for the most recent 12-months period ended June 30 are available without charge at www.pearlfunds.com or by calling toll-free 866-747-9030, and are also available on the SEC’s Website at www.sec.gov.

Privacy Policy.  Because we consider the preservation of your privacy a priority, Pearl Mutual Funds has a privacy policy.  You may view the privacy policy at www.pearlfunds.com (click on Privacy Policy) or by calling toll-free 866-747-9030.  The privacy policy is sent to shareholders annually.

Comparison Indexes.  The Dow Jones Wilshire 5000 Composite Index, often referred to as Dow Jones Wilshire 5000, is an unmanaged index, is market-capitalization weighted, includes all publicly-traded U.S. common stocks headquartered in the U.S. with readily available price data, and is generally representative of the performance of the average dollar invested in U.S. common stocks.  The MSCI World Index is an unmanaged index, is market-capitalization weighted, and is generally representative of the performance of the global (U.S. and international) market for common stocks.  The Standard & Poor’s (S & P) 500 Index is an unmanaged index of 500 stocks, is market-capitali-zation weighted, and is generally representative of the performance of larger companies in the U.S.

The Funds’ holdings are not the same as the indexes.   Each Pearl Fund’s performance will not mirror the returns of any particular index.  It is not possible to invest directly in an index.  Trademarks and copyrights relating to the indexes are owned by: Dow Jones Wilshire 5000: Dow Jones Indexes and Wilshire Associates, Inc; MSCI World Index: Morgan Stanley Capital International; Standard & Poor’s 500 Index: The McGraw Hill Companies.

Other Information.  Please consult your tax advisor regarding the tax consequences of owning shares of the Funds in your particular circumstances.

From July 1, 1972 through July 1, 2001, Pearl Total Return Fund’s shares were not registered under the Securities Act of 1933 and only private sales of its shares were made.  The Fund began offering its shares to the public pursuant to an effective registration statement on July 2, 2001.

PEARL TOTAL RETURN FUND
STATEMENT OF NET ASSETS
June 30, 2011 (UNAUDITED)
ASSETS:

INVESTMENTS in mutual funds,		% of
all unaffiliated issuers:	Shares	net	Market
	owned	assets	value
Equity mutual funds:
Cambiar Small Cap Fund Institutional Class (CAMZX)	400,685	9.22%	$7,625,036
Dreyfus Opportunistic Small Cap Fund (DSCVX)	283,941	10.62%	8,787,969
Marshall Small Cap Growth Fund Class I (MSGIX)	388,358	9.50%	7,860,370
Matthews Asia Dividend Fund Institutional Class (MIPIX)	100,195	1.73%	1,429,776
Matthews Asia Growth Fund Institutional Class (MIAPX)	36,898	0.81%	668,958
Matthews Asian Growth and Income Fund Institutional Class (MICSX)	65,518	1.43%	1,183,260
Needham Growth Fund (NEEGX)	49,068	2.41%	1,993,621
Oakmark International Fund Class I (OAKIX)	235,179	5.76%	4,767,069
T. Rowe Price New America Growth Fund (PRWAX)	49,968	2.11%	1,745,371
Thornburg Global Opportunities Fund Class I (THOIX	269,578	5.48%	4,534,297
Thornburg International Growth Fund Class I (TINGX)	256,399	4.81%	3,981,884
Weitz Funds Partners III Opportunity Fund (WPOPX)	713,423	10.62%	8,782,233
Wells Fargo Advantage Growth Fund Institutional Class (SGRNX)	266,233	12.68%	10,478,949

TOTAL EQUITY MUTUAL FUNDS (cost $52,894,908
including reinvested dividends)		77.18%	63,838,793

Income mutual funds:
PIMCO Total Return Fund, Institutional Class (cost $3,908,458
including reinvested dividends)	359,906	4.78%	3,955,372

TOTAL INCOME MUTUAL FUNDS		4.78%	3,955,372

Money market mutual funds:
Vanguard Money Market Prime Fund (cost $47,555, including
reinvested dividends)	47,555	0.06%	47,555

TOTAL MONEY MARKET FUNDS		0.06%	47,555

TOTAL INVESTMENTS (cost $56,850,921 including
reinvested dividends)		82.02%	67,841,720

Cash and cash equivalents		17.99%	14,876,554
Receivable for Fund shares sold		0.00%	0
Accrued interest		0.00%	122

TOTAL ASSETS		100.01%	82,718,396
LIABILITIES:

Dividend payable		0.00%	0
Payable for shares redeemed		0.01%	8,802
Investment manager's fees payable (Note 5)		0.00%	0
Payable to manager for expenses of Fund (Note 5)		0.00%	0
Other liabilities		0.00%	0

TOTAL LIABILITIES		0.01%	8,802

NET ASSETS, applicable to 6,996,662 outstanding shares of
beneficial interest (no par value); unlimited shares authorized		100.00%	$82,709,594

NET ASSET VALUE -- OFFERING AND
REDEMPTION PRICE PER SHARE			$11.82

NET ASSETS CONSIST OF:
Capital			$89,783,717
Accumulated undistributed net investment loss			(430,697)
Accumulated net realized losses			(17,634,225)
Net unrealized appreciation in value of investments			10,990,799
TOTAL NET ASSETS			$82,709,594

See notes to financial statements.

PEARL TOTAL RETURN FUND
STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended
June 30, 2011

INVESTMENT INCOME (LOSS):

INCOME:
Dividends, ordinary income	$82,953
Interest income	439

TOTAL INVESTMENT INCOME	83,392

EXPENSES, CURRENT YEAR (NOTE 5):
Investment management and
administrative services fees (Note 5)	321,954
Auditors' fees	49,852
Chief Compliance Officer compensation	11,644
Chief Compliance Officer expenses	156
Custodian fees	3,771
Data processing	12,937
Trustees' fees (Note 7)	42,364
Registration fees	17,712
Insurance	24,288
Legal fees	42,793
Meetings	2,294
Other	6,469

TOTAL EXPENSES BEFORE REIMBURSEMENT	536,234

Expenses reimbursed by investment manager (Note 5)	(22,145)

TOTAL EXPENSES	514,089

NET INVESTMENT (LOSS)	(430,697)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

Net realized gains on investments (securities of unaffiliated issuers)	7,188,983

Change in net unrealized appreciation (depreciation) in value of investments	(4,258,968)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,930,015

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,499,318

See notes to financial statements.

PEARL TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)
	Six Months Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS:	June 30, 2011	December 31, 2010

FROM OPERATIONS:

Net investment (loss)	($430,697)	($202,931)

Net realized gains on investments	7,188,983	4,414,557

Change in net unrealized appreciation (depreciation) in value of investments	(4,258,968)	6,799,941

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	2,499,318	11,011,567

FROM DIVIDENDS TO SHAREHOLDERS (Note 8):

Dividends from net investment income	0	0
Dividends from net realized gains	0	0

TOTAL DIVIDENDS	0	0

FROM CAPITAL SHARES TRANSACTIONS (2011 and 2010 respectively):

Proceeds received for shares sold (40,120 and 159,207 shares)	470,507	1,701,391

Net asset value of shares (0 and 0 shares) issued
in reinvestment of dividends	0	0

Paid on redemption of shares (371,269 and 682,741 shares),
including exchanges into Pearl Aggressive Growth Fund	(4,391,840)	(7,162,884)

(DECREASE ) IN NET ASSETS FROM CAPITAL
SHARES TRANSACTIONS:
(net decrease of 331,149 and of 523,534 shares)	(3,921,333)	(5,461,493)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,422,015)	5,550,074

NET ASSETS:

Beginning of period	84,131,609	78,581,535

End of period (including accumulated undistributed net investment
income (loss), ($430,697) and $0, respectively)	$82,709,594	$84,131,609

See notes to financial statements.

PEARL TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA	Six Months		Year ended December 31,
derived from the financial statements:	Ended June 30, 2011		2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

Net asset value,
beginning of period	$11.48		$10.01	$8.00	$13.26	$15.35	$14.13	$14.02	$12.69	$9.50	$10.75	$10.54

Income from Investment
Operations

Net investment income (loss)	(0.06)		(0.03)	0.07	0.13	0.44	0.34	0.23	0.28	0.20	0.09	0.12

Net realized and unrealized
gains(losses) on investments	0.40		1.50	2.01	(5.26)	1.15	2.58	1.39	1.85	3.19	(1.25)	0.21
Total investment operations	0.34		1.47	2.08	(5.13)	1.59	2.92	1.62	2.13	3.39	(1.16)	0.33

Less Dividends (Note 7)

Dividends from net
investment income	None		None	(0.07)	(0.13)	(0.44)	(0.34)	(0.23)	(0.28)	(0.20)	(0.09)	(0.12)
Dividends from net
realized capital gains
on investments	None		None	None	None	(3.24)	(1.36)	(1.28)	(0.52)	None	None	None
Total dividends	0.00		0.00	(0.07)	(0.13)	(3.68)	(1.70)	(1.51)	(0.80)	(0.20)	(0.09)	(0.12)

Net asset value,
end of period	$11.82		$11.48	$10.01	$8.00	$13.26	$15.35	$14.13	$14.02	$12.69	$9.50	$10.75

Total Return	2.96%		14.69%	26.05%	(38.67%)	10.37%	20.67%	11.55%	16.83%	35.73%	(10.75%)	3.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(thousands of dollars)	$82,710		$84,132	$78,582	$66,602	$121,204	$106,712	$88,159	$74,058	$56,352	$39,928	$46,807
Ratio of net expenses to
average net assets	1.20%	**	1.20%	0.97%	0.98%	0.94%	0.98%	0.98%	0.98%	0.98%	0.97%	0.94%
Ratio of gross expenses to
average net assets	1.26%	**	1.21%	1.26%	1.14%	1.03%	1.10%	1.16%	1.14%	1.17%	1.26%	1.29%
Ratio of net investment income (loss)
to average net assets	-1.02%	**	-0.26%	0.82%	1.12%	2.64%	2.20%	1.64%	2.25%	1.97%	0.90%	0.95%
Ratio of total investment income (loss) less gross expenses to average net assets	-1.06%	**	-0.27%	0.53%	0.97%	2.56%	2.07%	1.45%	2.08%	1.75%	0.61%	0.61%
Portfolio turnover (excluding
money market mutual funds)	58%	**	58%	77%	50%	67%	15%	24%	34%	34%	55%	50%

** Annualized

PEARL AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS
June 30, 2011 (UNAUDITED)

ASSETS:

INVESTMENTS in mutual funds,		% of
all unaffiliated issuers:	Shares	net	Market
	owned	assets	value
Equity mutual funds:
Fidelity Leveraged Company Stock Fund (FLVCX)	260,163	17.05%	$7,825,701
Fidelity OTC Portfolio (FOCPX)	33,300	4.33%	1,989,344
Hotchkis and Wiley Small Cap Value Fund Class I (HWSIX)	166,010	15.87%	7,287,830
John Hancock Funds Global Opportunities Fund Class I (JGPIX)	188,140	7.25%	3,330,074
Lazard Emerging Markets Portfolio Institutional Shares (LZEMX)	67,312	3.18%	1,462,014
Matthews Pacific Tiger Fund Institutional Class (MIPTX)	43,030	2.27%	1,040,895
Morgan Stanley Instl. Fund Trust Mid Cap Growth Portfolio Class P (MACGX)	126,032	11.07%	5,080,345
Oakmark Global Select Fund Class I (OAKWX)	319,363	8.27%	3,797,223
Parnassus Small Cap Fund (PARSX)	199,976	10.65%	4,887,402
Royce Opportunity Fund Institutional Class (ROFIX)	315,380	8.57%	3,932,791
US Global Investors Funds Eastern European Fund (EUROX)	428,849	10.14%	4,657,296

TOTAL EQUITY MUTUAL FUNDS (cost $41,344,716, including
reinvested dividends)		98.65%	45,290,915

Money market mutual fund:
Vanguard Money Market Prime Fund (cost $9,799, including
reinvested dividends)	9,799	0.02%	9,799

TOTAL MONEY MARKET FUNDS		0.02%	9,799

TOTAL INVESTMENTS (cost $41,354,515, including
reinvested dividends)		98.67%	45,300,714

Cash and cash equivalents		1.34%	616,372
Receivable for Fund shares sold		0.00%	0
Accrued interest		0.00%	6

TOTAL ASSETS		100.01%	45,917,092
LIABILITIES:

Dividend payable		0.00%	0
Payable for shares redeemed		0.01%	5,868
Investment manager's fees payable (Note 5)		0.00%	0
Payable to manager for expenses of Fund (Note 5)		0.00%	0
Other liabilities		0.00%	0

TOTAL LIABILITIES		0.01%	5,868

NET ASSETS, applicable to 3,539,434 outstanding shares of
beneficial interest (no par value); unlimited shares authorized		100.00%	$45,911,224

NET ASSET VALUE -- OFFERING AND
REDEMPTION PRICE PER SHARE			$12.97

NET ASSETS CONSIST OF:
Capital			$50,759,921
Accumulated undistributed net investment loss			(280,629)
Accumulated net realized losses			(8,514,267)
Net unrealized appreciation in value of investments			3,946,199
TOTAL NET ASSETS			$45,911,224

See notes to financial statements.

PEARL AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended
June 30, 2011

INVESTMENT INCOME (LOSS):

INCOME:
Dividends, ordinary income	$7
Interest income	28

TOTAL INVESTMENT INCOME	35

EXPENSES, CURRENT YEAR (NOTE 5):
Investment management and
administrative services fees (Note 5)	181,898
Auditors' fees	26,919
Chief Compliance Officer compensation	6,356
Chief Compliance Officer expenses	85
Custodian fees	2,220
Data processing	7,062
Trustees' fees (Note 7)	23,136
Registration fees	16,259
Insurance	13,276
Legal fees	23,478
Meetings	1,253
Other	3,506

TOTAL EXPENSES BEFORE REIMBURSEMENT	305,448

Expenses reimbursed by investment manager (Note 5)	(24,784)

TOTAL EXPENSES	280,664

NET INVESTMENT (LOSS)	(280,629)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

Net realized gains on investments (securities of unaffiliated issuers)	3,300,080

Change in net unrealized appreciation (depreciation) in value of investments	(2,705,630)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	594,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$313,821

See notes to financial statements.

PEARL AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
	Six Months Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS:	June 30, 2011	December 31, 2010

FROM OPERATIONS:

Net investment (loss)	($280,629)	($58,312)

Net realized gains on investments	3,300,080	3,032,961

Change in net unrealized appreciation (depreciation) in value of investments	(2,705,630)	4,514,742

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	313,821	7,489,391

FROM DIVIDENDS TO SHAREHOLDERS (Note 8):

Dividends from net investment income	0	0
Dividends from net realized gains	0	0

TOTAL DIVIDENDS	0	0

FROM CAPITAL SHARES TRANSACTIONS (2011 and 2010 respectively):

Proceeds received for shares sold (62,427 and 137,103 shares)	809,174	1,606,801

Net asset value of shares (0 and 0 shares) issued
in reinvestment of dividends	0	0

Paid on redemption of shares (92,864 and 389,510 shares),
including exchanges into Pearl Total Return Fund	(1,200,790)	(4,562,331)

(DECREASE) IN NET ASSETS FROM CAPITAL
SHARES TRANSACTIONS:
(net decrease of 30,437 and of 252,407 shares)	(391,616)	(2,955,530)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,795)	4,533,861

NET ASSETS:

Beginning of period	45,989,019	41,455,158

End of period (including accumulated undistributed net investment
income (loss), ($280,629) and $0, respectively)	$45,911,224	$45,989,019

See notes to financial statements.

PEARL AGGRESSIVE GROWTH FUND FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA derived from the financial statements:	Six Months Ended June 30, 2011		Year ended December 31, 2010	2009	2008	2007	2006	2005	2004	2003	2002	Period July 2, 2001 (inception) through December 31, 2001

Net asset value,
beginning of period	$12.88		$10.85	$7.03	$15.01	$14.48	$13.50	$13.51	$12.56	$8.19	$9.90	$10.00

Income from Investment
Operations

Net investment income (loss)	(0.08)		(0.02)	(0.01)	0.05	0.21	0.35	0.30	0.15	(0.03)	(0.07)	0.06

Net realized and unrealized
gains(losses) on investments	0.17		2.05	3.83	(7.98)	2.56	2.63	2.13	2.06	4.40	(1.64)	0.00
Total investment operations	0.09		2.03	3.82	(7.93)	2.77	2.98	2.43	2.21	4.37	(1.71)	0.06

Less Dividends (Note 7)

Dividends from net
investment income	None		None	None	(0.05)	(0.21)	(0.35)	(0.30)	(0.15)	None	None	(0.06)
Dividends from net
realized capital gains
on investments	None		None	None	None	(2.02)	(1.65)	(2.14)	(1.11)	None	None	(0.10)
Total dividends	0.00		0.00	0.00	(0.05)	(2.24)	(2.00)	(2.44)	(1.26)	None	None	(0.16)

Net asset value,
end of period	$12.97		$12.88	$10.85	$7.03	$15.01	$14.48	$13.50	$13.51	$12.56	$8.19	$9.90

Total Return	0.70%		18.71%	54.34%	(52.83%)	19.11%	22.10%	18.01%	17.60%	53.36%	(17.27%)	0.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(thousands of dollars)	$45,911		$45,989	$41,455	$31,680	$67,944	$47,872	$34,370	$26,382	$21,056	$14,605	$15,846
Ratio of net expenses to
average net assets	1.20%		1.20%	0.96%	0.98%	0.97%	0.98%	0.98%	0.98%	0.98%	0.98%	0.96%	*
Ratio of gross expenses to
average net assets	1.30%	**	1.25%	1.31%	1.16%	1.10%	1.16%	1.24%	1.20%	1.22%	1.31%	2.07%	*
Ratio of net investment income (loss)
to average net assets	-1.20%	**	-0.14%	-0.09%	0.41%	1.44%	2.45%	2.21%	1.17%	(0.29%)	(0.82%)	1.48%	*
Ratio of total investment income (loss) less
gross expenses to average net assets	-1.30%	**	-0.20%	-0.44%	0.23%	1.31%	2.26%	1.94%	0.93%	(0.55%)	(1.15%)	0.60%	*
Portfolio turnover (excluding
money market mutual funds)	81%	**	47%	57%	36%	38%	24%	44%	29%	47%	56%	13%	*

** Annualized
See notes to financial statements.

PEARL TOTAL RETURN FUND and
PEARL AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 2011 AND YEAR ENDED DECEMBER 31, 2010

1.
ORGANIZATION.  Pearl Total Return Fund (“PTRF”) and Pearl Aggressive Growth Fund (“PAGF”) (collectively, the “Funds”) are each a series of Pearl Mutual Funds, a Massachusetts business trust (the “Trust”) registered under the Investment Company Act of 1940, and are diversified, no-load, open-end management investment companies (mutual funds).

The Funds’ investments are limited to:  (1) shares of mutual funds (open-end funds) that the Funds can buy no-load (with no applicable sales load or redemption fee); (2) shares of “low-load” mutual funds (open-end funds) that the Funds can buy with a sales load or redemption fee that together do not exceed 2% of the purchase price (however, the Funds expect that substantially all of their investments in mutual funds will be on a no-load basis); and (3) cash and cash equivalents.

2.
SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  (a) Investments in shares of other mutual funds are valued at the net asset value as reported by each mutual fund as of 4:00 p.m. Eastern (U.S.) on days the New York Stock Exchange is open.  (b) Securities transactions are accounted for on the trade date.  (c) Dividend income and the Funds' dividends to their shareholders are recorded on the ex-dividend date.  (d) Interest income is recorded on the accrual basis.  (e) Gains or losses on sales of investments and unrealized appreciation or depreciation of investments are determined on the basis of average cost.  (f) All highly liquid investments purchased with an original maturity of three months or less are considered cash equivalents.  Cash and cash equivalents consisted of cash deposits and short-term investments at the dates of these statements.

3.
INCOME TAXES.  Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”).  These requirements include distributing substantially all of its net investment income and net realized gains to shareholders so that the Funds will not be required to pay any federal or state income taxes.  Therefore, the Funds make no provision for income taxes.

As of December 31, 2010, PTRF had a total capital loss carry-forward in the amount of $24,823,208 available to offset future capital gains. There was a $11,888,935 capital loss carry-forward from 2008 that may be used to offset future capital gains through December 31, 2016.  There was an additional capital loss carry-forward in the amount of $12,934,273 from 2009 that may be used to offset future capital gains through December 31, 2017. In 2010 PTRF used $4,414,557 of the capital loss carry-forward set to expire in 2016 to offset 2010 capital gains.  At December 31, 2010, PTRF had no post-October capital losses.  As of June 30, 2011 PTR had accumulated net realized losses of $17,634,225.

For Federal tax purposes PTRF’s cost was $56,850,921, including the amounts of all reinvested dividends, as of June 30, 2011; the aggregate gross unrealized appreciation was $10,997,178; and the aggregate gross unrealized depreciation was ($6,379); resulting in net unrealized appreciation of $10,990,799.

As of December 31, 2010, PAGF had a capital loss carry-forward in the amount of $11,814,348 available to offset future capital gains.  There was a capital loss carry-forward in the amount of $11,814,348 from 2009 that may be used to offset future capital gains through December 31, 2017.  In 2010 PAGF used the entire $1,155,673 capital loss carry-forward set to expire in 2016, and $1,877,288 of the capital loss carry-forward set to expire in 2017, to offset 2010 capital gains.  At December 31, 2010, PAGF had no post-October capital losses.  As of June 30, 2011 PAGF had accumulated net realized losses of $8,514,267.

For Federal tax purposes PAGF’s cost was $41,354,515, including the amounts of all reinvested dividends, as of June 30, 2011; the aggregate gross unrealized appreciation was $4,136,663; and the aggregate gross unrealized depreciation was ($190,464); resulting in net unrealized appreciation of $3,946,199.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return.  As of June 30, 2011, Management of the Funds has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.  The Funds have not recorded any liability for material unrecognized tax benefits as of June 30, 2011.  It is the Funds’ policy to recognize accrued interest and penalties related to uncertain benefits in income taxes as appropriate.  The Funds recognized no interest or penalties related to uncertain tax positions in 2010 or 2011 year-to-date.

The Funds file U.S., Iowa, and Massachusetts tax returns.  No tax returns are currently under examination.  The statute of limitations on the Funds' tax returns remains open for the years ended December 31, 2007 through December 31, 2010.

4.
INVESTMENT TRANSACTIONS.  PTRF's cost of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $22,291,778 and $38,512,425, respectively, for the first half of 2011.  Purchases include reinvestments of dividends.

PAGF's cost of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $18,750,000 and $19,499,982, respectively, for the first half of 2011.  Purchases include reinvestments of dividends.

5.
INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES.  Pearl Management Company (the “Manager”) has supervisory responsibility for the general management and investment of the Funds’ assets, including the decisions to buy and sell securities.  The Manager provides personnel and office space for the Funds and pays all expenses of marketing the Funds’ shares.  The Manager's combined fees are at the annual rate of 0.81% of each Fund’s average net assets up to $30,000,000 (computed at the beginning of each month); 0.72% of each Fund’s net assets in excess of $30,000,000 and up to $100,000,000; and 0.48% of each Fund’s net assets in excess of $100,000,000.

The Funds’ expenses are limited by contract with the Manager.  Through December 31, 2009, each Fund’s total operating expenses in any year (including the Manager’s fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) could not exceed 0.98% of the Fund’s average net assets up to $100,000,000 (computed at the beginning of each month) and 0.78% of the Fund’s average net assets in excess of $100,000,000.  The Manager paid or reimbursed all the Funds’ operating expenses beyond this limit.

Effective January 1, 2010, the Funds’ Board of Trustees approved an increase to the expense limit of both Funds to 1.20% of each Fund’s average net assets.  At the same time, Pearl Management Company reduced its administrative services fee by 5 basis points, or 0.05%, to help keep the Funds’ expenses down.

The Manager can recoup the expenses listed below only if the Funds’ total operating expenses, including the recoupment, do not exceed the expense limit for the year when recoupment occurs.  Also, any recoupment of expenses reimbursed for 2009 or any prior year will be allowed only if the Fund’s total operating expenses for the year when recoupment occurs, including the recoupment, do not exceed 0.98% of the Fund’s average net assets.

For the first half of 2011, expenses totaling $22,145 were reimbursed by the Manager beyond the expense limit for PTRF.  Under the expense reimbursement agreement with PTRF, at June 30, 2011 the Manager may recoup a net total of $613,437 of reimbursed expenses from PTRF in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover such reimbursed expenses.  The net total expenses that may be recouped by the Manager for the past five years are:   $130,815 for 2006, $100,501 for 2007, $146,305 for 2008, $202,689 for 2009, and $10,982 for 2010.

For the first half of 2011, expenses totaling $24,784 were reimbursed by the Manager beyond the expense limit for PAGF.  Under the expense reimbursement agreement with PAGF, at June 30, 2011 the Manager may recoup a net total of $425,127 of reimbursed expenses from PAGF in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover such reimbursed expenses.  The net total expenses that may be recouped by the Manager for the past five years are:  $79,553 for 2006, $76,425 for 2007, $99,027 for 2008, $118,969 for 2009, and $26,369 for 2010.

6.
OWNERSHIP OF FUND SHARES.  The Manager and its shareholders, plus the Trustees, Officers, and employees of Pearl Mutual Funds and of the Manager, as a group owned 5.77% of PTRF's outstanding shares, with a net asset value of $4,774,882, as of June 30, 2011.

The Manager and its shareholders, plus the Trustees, Officers, and employees of Pearl Mutual Funds and of the Manager, as a group owned 7.48% of PAGF's outstanding shares, with a net asset value of $3,437,953, as of June 30, 2011.

7.
COMPENSATION.  The Officers and two Trustees (Robert H. Solt and David M. Stanley) of the Funds are also Officers of the Manager; they are paid by the Manager and receive no compensation from the Funds.  The Funds’ five Trustees who are not affiliated with the Manager are John W. Axel, Douglas B. Coder, Dr. David N. DeJong, David L. Evans, and Dr. James P. Stein.  The Trustees not affiliated with the Manager received fees from the Funds of $65,500 for the first half of 2011 and $121,000 for 2010.

8.
DIVIDENDS.  For 2010, PTRF paid no income dividend as PTRF had a net investment loss.  On January 29, 2010, PTRF paid an income dividend of $.0737 per share from 2009 net investment income to shareholders of record on December 31, 2009.  For shareholders reinvesting dividends, each reinvestment date was the same as the record date.

For 2010, PAGF paid no income dividend as PAGF had a net investment loss.  For 2009, PAGF paid no income dividend as PAGF had a net investment loss.  For shareholders reinvesting dividends, each reinvestment date was the same as the record date.

9.
FAIR VALUE MEASUREMENTS.  The Funds adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures.  In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

●	Level 1 - quoted prices in active markets for identical investments
●	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six months ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at fair value:

VALUATION INPUTS	PTRF	PAGF

Level 1 - Quoted Prices (A)	$67,841,720	$45,300,714
Level 2 - Other Significant Observable Inputs	--	--
Level 3 - Significant Unobservable Inputs	--	--

TOTAL	$67,841,720	$45,300,714

(A)	See Statements of Net Assets for further description of the Funds’ investments at June 30, 2011.

10. The Funds have assessed subsequent events through the date the financial statements were available to be issued.

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Item 2. Code of Ethics.

Not applicable to this filing on Form N-CSR of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing on Form N-CSR of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing on Form N-CSR of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing on Form N-CSR of a semi-annual report.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the semi-annual report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable to this filing on Form N-CSR of a semi-annual report.
	(2)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibit (a)(2)(i)
(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pearl Mutual Funds

By:	/s/ Richard R. Phillips
Richard R. Phillips
President, Chief Executive Officer, Chief Operating Officer and Chief Financial Officer
Date:	September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard R. Phillips
Richard R. Phillips
President, Chief Executive Officer, Chief Operating Officer and Chief Financial Officer
Date:	September 1, 2011